Notes Payable (Schedule of Future Principal Payments Under Notes Payable Agreement) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Future principal payments
2016	$ 3,226
2017	3,226
2018	490
Total	$ 6,942